Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2021	2020
Salaries and cash incentives (1)	$21	$19
Equity-based payment (2)	30	30
Pension and other benefits (1)	3	6
Total	$54	$55

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel	Loans and deposits of key management personnel

As at October 31 ($ millions)	2021	2020
Loans	$11	$15
Deposits	$5	$11

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2021	2020
Net income / (loss)	$(85)	$(75)
Loans	191	203
Deposits (1)	229	234
Guarantees and commitments	154	23

(1)	Prior period amount has been restated to conform with current period presentation.